Offerings	Jun. 29, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	11,148,490
Proposed Maximum Offering Price per Unit | $ / shares	11.4
Maximum Aggregate Offering Price	$ 127,092,786
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,551.51
Offering Note

(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock (“Common Stock”) of Sinda Ltd. (the “Registrant”) that become issuable under the Sinda Ltd. Amended and Restated 2020 Long Term Incentive Plan (the “2020 Plan”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s Common Stock.

(2)	Covers shares of Common Stock issuable under the 2020 Plan.

(3)
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share is calculated on the basis of $11.40, the average of the high and low price of the Registrant’s common stock on June 26, 2026, as reported on the New York Stock Exchange, which is within five business days prior to filing of this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	11,773,851
Proposed Maximum Offering Price per Unit | $ / shares	2.93
Maximum Aggregate Offering Price	$ 34,497,383.43
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,764.09
Offering Note

(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock (“Common Stock”) of Sinda Ltd. (the “Registrant”) that become issuable under the Sinda Ltd. Amended and Restated 2020 Long Term Incentive Plan (the “2020 Plan”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s Common Stock.

(4)	Covers shares of Common Stock issuable upon the exercise of options to purchase Common Stock outstanding under the 2020 Plan.

(5)
Estimated in accordance with Rule 457(h) solely for the purpose of calculating the registration fee. The offering price per share and the aggregate offering price are based upon $2.93, which is the weighted-average exercise price for common stock options outstanding under the 2020 Plan.